CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues (Note 12B1):
Services	$ 36,616	$ 49,184	$ 70,942
Products	2,909	7,936	6,836
Total revenues	39,525	57,120	77,778
Cost of revenues:
Services	31,060	41,836	44,486
Products	279	376	399
Total cost of revenues	31,339	42,212	44,885
Gross profit	8,186	14,908	32,893
Research and development costs	4,216	6,692	11,420
Selling, general, and administrative expenses	17,973	28,574	30,406
Goodwill impairment	9,632	13,185	5,670
Loss on sale of subsidiary and Appbuilder	4,063	3,989
Operating loss	(27,698)	(37,532)	(14,603)
Financial expenses, net (Note 12B3)	1,306	750	779
Loss before provision(benefit) for income taxes	(29,004)	(38,282)	(15,382)
Provision (benefit) for income taxes (Note 11)	3,463	(133)	(117)
Loss from operations before share in loss of affiliated company and noncontrolling interests	(32,467)	(38,149)	(15,265)
Share in loss of affiliated company			(10)
Net income (loss) attributable to noncontrolling interests	91	(55)	(295)
Net loss	(32,376)	(38,204)	(15,570)
Loss per share - basic and diluted:	$ (5.26)	$ (6.49)	$ (2.9)
Weighted average shares outstanding, basic and diluted	6,158	5,889	5,375
Net loss	$ (32,376)	$ (38,204)	$ (15,570)